Contract assets and liabilities (Details 4) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Net contract liabilities | $	$ (584)		$ (408)
Contract assets | $	66		217
Unbilled revenue
Net contract liabilities | $	66		217
Contract assets | $	66		217
Deferred revenue
Net contract liabilities | $	$ (650)		$ (625)
ZHEJIANG TIANLAN
Gross contract assets | ¥		¥ 83,170		¥ 89,440
Less: allowance for doubtful accounts | ¥		(10,290)		(12,448)
Net contract liabilities | ¥		29,428		42,489
Contract assets | ¥		72,880		76,992
ZHEJIANG TIANLAN | Unbilled revenue
Contract assets | ¥		¥ 72,880		¥ 76,992